Interest in other entities - Joint venture (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 15, 2022	Jun. 30, 2024	Jun. 30, 2023	Jul. 31, 2022
Disclosure of joint ventures [line items]
Total consideration		$ 1,065	$ 1,300
Commitment to provide funding for joint venture’s commitments, if called		456	$ 278
SiliconAurora
Disclosure of joint ventures [line items]
Initial investment in SiliconAurora Pty Ltd	$ 70	69
Transaction costs		56
Deferred consideration	$ 1,580	1,578		$ 620
Total consideration		1,703
Call option issued to shareholder		96
50% interest in SiliconAurora Pty Ltd		1,607
Carrying value of interest in joint venture at June 30, 2024		$ 1,065